Capital And Financial Risk Management - Not impaired (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Not impaired [Line Items]
Trade and other receivables	$ 3,174	$ 2,558
Not impaired
Not impaired [Line Items]
Trade and other receivables	$ 3,174	$ 2,558